SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)
SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)

NOTE 15: SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)

	For the Year Ended December 31, 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fiscal Year
Revenues	$203,263	$206,565	$211,059	$213,117	$834,004
Interest expense	65,316	63,574	61,514	63,669	254,073
Administrative and operating expenses	49,507	57,935	62,171	80,625	250,238
Income tax provision	30,877	30,484	30,423	24,328	116,112
Net income attributable to noncontrolling interest	(364)	(388)	(474)	(419)	(1,645)

Net income attributable to CNH Capital LLC	$57,199	$54,184	$56,477	$44,076	$211,936

	For the Year Ended December 31, 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fiscal Year
Revenues	$205,822	$207,683	$207,299	$210,195	$830,999
Interest expense	69,990	69,316	63,808	65,720	268,834
Administrative and operating expenses	51,347	59,468	60,375	71,388	242,578
Income tax provision	31,252	28,252	30,259	28,290	118,053
Net income attributable to noncontrolling interest	411	394	295	388	1,488

Net income attributable to CNH Capital LLC	$52,822	$50,253	$52,562	$44,409	$200,046